MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND             Two World Trade Center

LETTER TO THE SHAREHOLDERS August 31, 1998              New York, New York 10048

DEAR SHAREHOLDER:

Morgan Stanley Dean Witter S&P 500 Index Fund commenced operations on September 26, 1997. The Fund seeks to deliver investment performance that corresponds, before expenses, to the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500), by investing in substantially all the stocks that comprise the S&P 500 in approximately the same weightings as they are represented in the index.

MARKET COMMENTARY

The Fund's fiscal year-end ended amid increased fears of an international economic slowdown and its potential impact on the U.S. corporate profit outlook. The subsequent stock market selloff saw the S&P 500 relinquish almost all the gains it had produced earlier in the year. The market's downturn has been blamed on high valuation levels, the "Asian flu" and financial problems in Russia, though we believe that Russia's problems pose little danger to the U.S. economy. Yet, despite its larger exposure to international economies, the S&P 500 still outperformed both the mid- and smaller-cap market segments over the reporting period.

PERFORMANCE

The Fund's Class B shares returned 1.38 percent from September 26, 1997 (inception date) through August 31, 1998, compared with 2.74 percent for the S&P 500 and 2.26 percent for the Lipper S&P 500 Funds Index. During the same period, the Fund's Class A, C and D shares posted total returns of 2.05 percent, 1.37 percent and 2.30 percent, respectively. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES, SINCE EACH CLASS HAS DIFFERENT EXPENSES.

The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from inception through the fiscal year ended August 31, 1998, versus similar hypothetical investments in the issues that comprise the S&P 500 and the Lipper S&P 500 Funds Index.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

The Fund's performance was reflective of the overall market turbulence experienced during the period. However, despite the market's recent selloff, the S&P 500-based indexing strategy has continued to maintain its popularity among investors. The interest in index investing has been made evident by the continuing flow of assets into the Fund even during the market's most volatile periods. Since the Fund's inception, its assets have grown threefold, with total net assets reaching $619.9 million by August 31, 1998.

LOOKING AHEAD

Looking forward, we believe that the stock market's correction will be short-lived and that the market will go on to new highs. The reason is that the "Goldilocks economy" -- a financial environment that is neither too hot nor too cold, allowing for economic expansion with vanishing inflation -- remains in place and is expected to continue throughout the next decade. Thus our general outlook for the economy remains favorable. The current environment of low inflation and low interest rates may set the tone for U.S. markets to begin their ascent back to the high levels set earlier this year.

We further believe that the large-cap stocks of the S&P 500 will fully participate in any recovery and that the Fund's straightforward indexing strategy will allow it to benefit from such a broad-based market comeback.

We appreciate your support of Morgan Stanley Dean Witter S&P 500 Index Fund and look forward to continuing to serve your investment needs in the future.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

FUND PERFORMANCE August 31, 1998

GROWTH OF $10,000--CLASS B
($ IN THOUSANDS)

[GRAPHIC]

                      Fund            S&P(4)       Lipper(5)
                      10000          10000        10000
September 30, 1997    10020          10024        10000
October 30, 1997       9690           9689         9667
November 30, 1997     10110          10138        10110
December 31, 1997     10278          10312        10282
January 31, 1998      10378          10426        10396
February 28, 1998     11109          11177        11140
March 31, 1998        11659          11749        11706
April 30, 1998        11759          11867        11821
May 31, 1998          11549          11663        11614
June 30, 1998         12000          12137        12084
July 31, 1998         11859          12008        11954
August 31, 1998        9638(3)       10274        10226

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHOWN DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

               CLASS B SHARES**
-----------------------------------------------
Since Inception (9/26/97)     1.38%(1) (3.62)%(2)

               CLASS C SHARES++
-----------------------------------------------
Since Inception (9/26/97)     1.37%(1)  0.37%(2)

                CLASS A SHARES+
-----------------------------------------------
Since Inception (9/26/97)     2.05%(1) (3.31)%(2)

                CLASS D SHARES#
-----------------------------------------------
Since Inception (9/26/97)     2.30%(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value after the deduction of a 5% contingent
     deferred sales charge (CDSC), assuming a complete redemption on August 31, 1998.
(4)  The Standard & Poor's 500 Stock Index (S&P 500) is a
     broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The
     performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be
     considered an investment.
(5)  The Lipper S&P 500 Fund Index is an equally-weighted
     performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Index Funds objective. The
     Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.
 *   For periods of less than one year, the fund quotes its total return on a non-annualized basis.
**   The maximum CDSC for Class B is 5.0%. The CDSC declines to
     0% after six years.
 +   The maximum front-end sales charge for Class A is 5.25%.
++   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS August 31, 1998

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (94.6%)
            Accident & Health Insurance (0.2%)
  10,378    Provident Companies, Inc. ...  $    373,608
  10,758    Torchmark Corp. .............       384,598
  10,605    UNUM Corp. ..................       466,620
                                           ------------
                                              1,224,826
                                           ------------
            Advertising (0.2%)
   9,539    Interpublic Group of
             Companies, Inc. ............       543,723
  13,056    Omnicom Group, Inc. .........       621,792
                                           ------------
                                              1,165,515
                                           ------------
            Aerospace (0.9%)
  77,489    Boeing Co. ..................     2,397,316
  14,996    Lockheed Martin Corp. .......     1,311,213
   5,191    Northrop Grumman Corp. ......       328,980
  17,602    United Technologies Corp. ...     1,277,245
                                           ------------
                                              5,314,754
                                           ------------
            Air Freight/Delivery Services (0.1%)
  11,284    FDX Corp.*...................       564,905
                                           ------------
            Airlines (0.4%)
  13,985    AMR Corp.*...................       762,183
   5,809    Delta Air Lines, Inc. .......       592,518
  25,673    Southwest Airlines Co. ......       457,291
   7,737    US Airways Group Inc.*.......       450,680
                                           ------------
                                              2,262,672
                                           ------------
            Alcoholic Beverages (0.5%)
  37,268    Anheuser-Busch Companies,
             Inc. .......................     1,718,986
   5,279    Brown-Forman Corp. (Class
             B)..........................       316,740
   2,781    Coors (Adolph) Co. (Class
             B)..........................       114,369
  13,265    Fortune Brands, Inc. ........       365,617
  26,559    Seagram Co. Ltd. (Canada)....       820,009
                                           ------------
                                              3,335,721
                                           ------------
            Aluminum (0.2%)
  17,444    Alcan Aluminium Ltd.
             (Canada)....................       331,436
  14,322    Aluminum Co. of America......       857,530
   5,522    Reynolds Metals Co. .........       264,711
                                           ------------
                                              1,453,677
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Apparel (0.1%)
   5,517    Fruit of the Loom, Inc.
             (Class A)*..................  $    123,788
   5,065    Liz Claiborne, Inc. .........       144,352
   2,786    Russell Corp. ...............        88,107
   9,332    VF Corp. ....................       353,449
                                           ------------
                                                709,696
                                           ------------
            Auto Parts - Original Equipment (0.2%)
  12,646    Dana Corp. ..................       495,565
   5,476    Eaton Corp. .................       320,688
   6,490    Johnson Controls, Inc. ......       277,853
   9,406    TRW, Inc. ...................       403,282
                                           ------------
                                              1,497,388
                                           ------------
            Automotive Aftermarket (0.2%)
   6,041    Cooper Tire & Rubber Co. ....        96,656
  13,727    Genuine Parts Co. ...........       429,827
  12,059    Goodyear Tire & Rubber
             Co. ........................       590,891
                                           ------------
                                              1,117,374
                                           ------------
            Banks - Commercial (0.1%)
  16,378    Regions Financial Corp. .....       562,994
                                           ------------

            Banks - North East (0.1%)
  13,615    Summit Bancorp. .............       464,612
                                           ------------

            Biotechnology (0.2%)
   6,629    ALZA Corp. (Class A)*........       238,644
  19,486    Amgen Inc.*..................     1,188,646
                                           ------------
                                              1,427,290
                                           ------------
            Books/Magazine (0.1%)
   5,434    Harcourt General, Inc. ......       263,889
   4,049    Meredith Corp. ..............       135,895
                                           ------------
                                                399,784
                                           ------------
            Broadcasting (0.7%)
  55,076    CBS Corp. ...................     1,431,976
  19,015    Clear Channel Communications,
             Inc.*.......................       855,675
  46,699    MediaOne Group Inc.*.........     1,914,659
                                           ------------
                                              4,202,310
                                           ------------
            Building Materials (0.0%)
   4,139    Owens Corning................       145,124
                                           ------------
            Building Materials Chains (0.9%)
 112,707    Home Depot, Inc. ............     4,339,219
  26,827    Lowe's Companies, Inc. ......       940,622
                                           ------------
                                              5,279,841
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Building Products (0.2%)
   3,070    Armstrong World Industries
             Inc. .......................  $    147,360
   7,041    Georgia-Pacific Corp. .......       301,883
  26,074    Masco Corp. .................       599,702
                                           ------------
                                              1,048,945
                                           ------------
            Cable Television (0.4%)
  28,283    Comcast Corp. (Class A
             Special)....................     1,072,986
  38,899    Tele-Communications, Inc.
             (Class A)*..................     1,283,667
                                           ------------
                                              2,356,653
                                           ------------
            Casino/Gambling (0.1%)
   7,754    Harrah's Entertainment,
             Inc.*.......................       111,948
  18,928    Hilton Hotels Corp. .........       392,756
  13,769    Mirage Resorts, Inc.*........       204,814
                                           ------------
                                                709,518
                                           ------------
            Cellular Telephone (0.5%)
  43,902    AirTouch Communications,
             Inc.*.......................     2,469,487
  20,958    Nextel Communications, Inc.
             (Class A)*..................       377,244
                                           ------------
                                              2,846,731
                                           ------------
            Clothing/Shoe/Accessory Chains (0.5%)
  30,152    Gap, Inc. (The)..............     1,539,636
  17,410    Limited (The), Inc. .........       363,434
  11,697    Nordstrom, Inc. .............       350,179
  24,496    TJX Companies, Inc. .........       546,567
  10,349    Venator Group, Inc.*.........        93,788
                                           ------------
                                              2,893,604
                                           ------------
            Computer Software (3.5%)
   5,110    Adobe Systems, Inc. .........       134,137
   3,586    Autodesk, Inc. ..............        83,823
  41,879    Computer Associates
             International, Inc. ........     1,130,733
 188,981    Microsoft Corp. .............    18,130,365
  26,967    Novell, Inc.*................       256,186
  74,660    Oracle Corp.*................     1,488,534
  20,750    Parametric Technology
             Corp.*......................       212,687
                                           ------------
                                             21,436,465
                                           ------------
            Computer/Video Chains (0.1%)
   7,573    Circuit City Stores, Inc. ...       233,816
   7,767    Tandy Corp. .................       423,787
                                           ------------
                                                657,603
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Computers Communications (1.2%)
  27,274    3Com Corp.*..................  $    646,053
  14,790    Ascend Communications,
             Inc.*.......................       519,499
  12,134    Cabletron Systems, Inc.*.....        84,938
  78,457    Cisco Systems, Inc.*.........     6,423,667
                                           ------------
                                              7,674,157
                                           ------------
            Construction/Ag Equip/Trucks (0.4%)
   5,465    Case Corp. ..................       147,555
  28,117    Caterpillar, Inc. ...........     1,186,186
   2,556    Cummins Engine Co., Inc. ....       103,997
  19,025    Deere & Co. .................       626,636
     626    NACCO Industries, Inc. (Class
             A)..........................        59,626
   5,292    Navistar International
             Corp.*......................       111,132
   5,991    PACCAR, Inc. ................       244,882
                                           ------------
                                              2,480,014
                                           ------------
            Consumer Electric/Appliances (0.1%)
   7,215    Maytag Corp. ................       311,147
   5,794    Whirlpool Corp. .............       287,527
                                           ------------
                                                598,674
                                           ------------
            Consumer Specialities (0.0%)
   2,838    Jostens, Inc. ...............        56,405
                                           ------------

            Consumer Sundries (0.0%)
   5,583    American Greetings Corp.
             (Class A)...................       204,477
                                           ------------

            Containers/Packaging (0.2%)
   2,329    Ball Corp. ..................        87,046
   4,093    Bemis Company, Inc. .........       146,836
   9,543    Crown Cork & Seal Co.,
             Inc. .......................       312,533
  11,831    Owens-Illinois, Inc.*........       368,979
   6,405    Sealed Air Corp.*............       230,580
   8,031    Stone Container Corp. .......        83,824
   4,299    Temple-Inland, Inc. .........       192,649
                                           ------------
                                              1,422,447
                                           ------------
            Contract Drilling (0.0%)
   3,857    Helmerich & Payne, Inc. .....        62,676
   6,663    Rowan Companies, Inc.*.......        61,633
                                           ------------
                                                124,309
                                           ------------
            Crude Products (0.1%)
   7,562    Apache Corp. ................       172,981
  28,172    Occidental Petroleum
             Corp. ......................       521,182
                                           ------------
                                                694,163
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Department Stores (0.8%)
   8,256    Dillard's, Inc. (Class A)....  $    238,392
  16,152    Federated Department
             Stores, Inc.*...............       703,621
  12,110    Kohl's Corp.*................       550,248
  17,706    May Department Stores Co. ...       995,962
  19,251    Penney (J.C.) Co., Inc. .....       954,128
  29,992    Sears, Roebuck & Co. ........     1,362,761
                                           ------------
                                              4,805,112
                                           ------------
            Discount Chains (2.1%)
   8,262    Consolidated Stores Corp.*...       260,253
  16,540    Costco Companies, Inc.*......       778,414
  33,524    Dayton Hudson Corp. .........     1,206,864
  11,040    Dollar General Corp. ........       296,700
  37,421    Kmart Corp.*.................       477,118
 172,248    Wal-Mart Stores, Inc.**......    10,119,570
                                           ------------
                                             13,138,919
                                           ------------
            Diversified Electronic Products (0.1%)
   6,135    Harris Corp. ................       195,553
  15,072    Rockwell International
             Corp. ......................       546,360
                                           ------------
                                                741,913
                                           ------------
            Diversified Financial Services (1.2%)
  35,367    American Express Co. ........     2,758,626
   7,292    Providian Financial Corp. ...       468,055
   4,827    Transamerica Corp. ..........       495,069
  88,203    Travelers Group, Inc. .......     3,914,008
                                           ------------
                                              7,635,758
                                           ------------
            Diversified Manufacturing (4.6%)
  15,080    Allegheny Teledyne Inc. .....       227,142
  43,357    AlliedSignal, Inc. ..........     1,487,687
   9,259    Cooper Industries, Inc. .....       394,086
  17,102    Dover Corp. .................       466,029
  13,459    Dresser Industries, Inc. ....       344,046
   2,660    FMC Corp.*...................       137,655
 249,873    General Electric Co.**.......    19,989,840
   9,674    Honeywell, Inc. .............       604,625
   9,083    ITT Industries, Inc. ........       273,625
  31,025    Minnesota Mining &
             Manufacturing Co. ..........     2,125,212
  12,220    Thermo Electron Corp.*.......       198,575
  44,720    Tyco International Ltd. .....     2,481,960
                                           ------------
                                             28,730,482
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Drug Store Chain (0.5%)
  29,479    CVS Corp. ...................  $  1,072,299
   2,962    Longs Drug Stores Corp. .....       101,078
  19,774    Rite Aid Corp. ..............       715,572
  38,092    Walgreen Co. ................     1,466,542
                                           ------------
                                              3,355,491
                                           ------------
            E.D.P. Peripherals (0.3%)
  38,169    EMC Corp.*...................     1,724,762
  18,641    Seagate Technology, Inc.*....       326,217
                                           ------------
                                              2,050,979
                                           ------------
            E.D.P. Services (0.7%)
  23,087    Automatic Data
             Processing, Inc. ...........     1,471,796
   5,570    Ceridian Corp.*..............       270,145
  11,957    Computer Sciences Corp.*.....       676,318
  37,695    Electronic Data Systems
             Corp. ......................     1,262,782
  34,243    First Data Corp. ............       708,402
                                           ------------
                                              4,389,443
                                           ------------
            Electric Utilities: Central (0.5%)
  14,605    American Electric Power
             Co. ........................       660,876
  12,099    CINergy Corp. ...............       420,440
  11,127    DTE Energy Co. ..............       468,725
  17,687    FirstEnergy Corp. ...........       510,712
  11,561    Northern States Power Co. ...       306,366
  16,635    Unicom Corp. ................       592,622
                                           ------------
                                              2,959,741
                                           ------------
            Electric Utilities: East (0.5%)
  11,341    Baltimore Gas & Electric
             Co. ........................       349,445
  18,060    Consolidated Edison, Inc. ...       854,464
   9,808    GPU, Inc. ...................       368,413
  14,366    Niagara Mohawk Power Corp.*..       222,673
  17,069    PECO Energy Co. .............       584,613
  12,852    PP&L Resources, Inc. ........       302,825
  17,790    Public Service Enterprise
             Group, Inc. ................       651,559
                                           ------------
                                              3,333,992
                                           ------------
            Electric Utilities: South (1.3%)
  11,607    Carolina Power & Light
             Co. ........................       499,826
  16,282    Central & South West
             Corp. ......................       425,367
  15,004    Dominion Resources, Inc. ....       625,479
  27,642    Duke Power Co. ..............     1,724,170
  18,897    Entergy Corp. ...............       544,470

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
  13,919    FPL Group, Inc. .............  $    926,483
  22,679    Houston Industries, Inc. ....       653,439
  53,486    Southern Co. ................     1,504,294
  21,436    Texas Utilities Co. .........       911,030
                                           ------------
                                              7,814,558
                                           ------------
            Electric Utilities: West (0.4%)
  27,780    Edison International.........       789,994
  22,797    PacifiCorp...................       514,357
  29,257    PG & E Corp. ................       939,881
                                           ------------
                                              2,244,232
                                           ------------
            Electrical Products (0.4%)
  33,954    Emerson Electric Co. ........     1,935,378
   6,429    Raychem Corp. ...............       186,441
   4,238    Thomas & Betts Corp. ........       144,357
                                           ------------
                                              2,266,176
                                           ------------
            Electronic Components (0.1%)
  16,828    AMP, Inc. ...................       600,549
                                           ------------

            Electronic Data Processing (3.7%)
  10,204    Apple Computer, Inc.*........       318,237
 126,755    COMPAQ Computer Corp. .......     3,541,218
   3,768    Data General Corp.*..........        28,260
  49,392    Dell Computer Corp.*.........     4,936,113
  11,934    Gateway 2000, Inc.*..........       564,627
  79,443    Hewlett-Packard Co. .........     3,857,951
  72,316    International Business
             Machines Corp. .............     8,144,589
  14,480    Silicon Graphics, Inc.*......       131,225
  29,052    Sun Microsystems, Inc.*......     1,147,554
  19,281    Unisys Corp.*................       345,853
                                           ------------
                                             23,015,627
                                           ------------
            Electronic Production Equipment (0.1%)
  28,091    Applied Materials, Inc.*.....       689,985
   6,663    KLA-Tencor Corp.*............       141,589
                                           ------------
                                                831,574
                                           ------------
            Engineering & Construction (0.0%)
   6,294    Fluor Corp. .................       249,006
   3,124    Foster Wheeler Corp. ........        38,464
                                           ------------
                                                287,470
                                           ------------
            Environmental Services (0.4%)
  14,124    Browning-Ferris
             Industries, Inc. ...........       459,030
  43,328    Waste Management, Inc.*......     1,911,848
                                           ------------
                                              2,370,878
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Farming/Seeds/Milling (0.2%)
  45,946    Archer-Daniels-Midland
             Co. ........................  $    689,188
  18,732    Pioneer Hi-Bred
             International, Inc. ........       632,205
                                           ------------
                                              1,321,393
                                           ------------
            Finance Companies (1.9%)
  26,576    Associates First Capital
             Corp. (Class A).............     1,571,306
   5,029    Capital One Financial
             Corp. ......................       440,037
   8,325    Countrywide Credit
             Industries, Inc. ...........       311,667
  79,524    Fannie Mae...................     4,517,957
  52,046    Freddie Mac..................     2,055,817
  37,560    Household International,
             Inc. .......................     1,387,372
  38,438    MBNA Corp. ..................       903,293
  13,039    SLM Holding Corp. ...........       467,774
                                           ------------
                                             11,655,223
                                           ------------
            Financial Publishing/Services (0.3%)
   7,144    Dow Jones & Co., Inc. .......       355,860
  13,166    Dun & Bradstreet Corp. ......       309,401
  11,342    Equifax, Inc. ...............       404,059
   7,631    McGraw-Hill, Inc. ...........       581,864
                                           ------------
                                              1,651,184
                                           ------------
            Fluid Controls (0.1%)
   8,480    Parker-Hannifin Corp. .......       245,920
                                           ------------

            Food Chains (0.6%)
  18,853    Albertson's, Inc. ...........       953,255
  20,962    American Stores Co. .........       607,898
  11,731    Fred Meyer, Inc.*............       461,175
   2,933    Great Atlantic & Pacific Tea
             Co., Inc. ..................        69,842
  19,638    Kroger Co.*..................       883,710
  11,392    Winn-Dixie Stores, Inc. .....       424,352
                                           ------------
                                              3,400,232
                                           ------------
            Food Distributors (0.1%)
   9,220    Supervalu, Inc. .............       187,281
  25,891    Sysco Corp. .................       522,675
                                           ------------
                                                709,956
                                           ------------

            Forest Products (0.1%)
   8,423    Louisiana-Pacific Corp. .....       158,984
  15,261    Weyerhaeuser Co. ............       573,241
                                           ------------
                                                732,225
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Health Care Diversified (0.0%)
   4,361    Alberto-Culver Co. (Class
             B)..........................  $     87,220
                                           ------------

            Home Building (0.1%)
   4,562    Centex Corp. ................       161,381
   2,806    Fleetwood Enterprises,
             Inc. .......................        93,826
   3,008    Kaufman & Broad Home Corp. ..        64,296
   3,270    Pulte Corp. .................        94,421
                                           ------------
                                                413,924
                                           ------------
            Home Furnishings (0.2%)
  12,220    Newell Co. ..................       583,505
  11,490    Rubbermaid, Inc. ............       292,277
   4,783    Tupperware Corp. ............        90,279
                                           ------------
                                                966,061
                                           ------------
            Hospital/Nursing Management (0.3%)
  49,355    Columbia/HCA Healthcare
             Corp. ......................     1,113,572
   4,883    Manor Care, Inc. ............       117,192
  23,642    Tenet Healthcare Corp.*......       610,259
                                           ------------
                                              1,841,023
                                           ------------
            Hotels/Resorts (0.1%)
  19,593    Marriott International,
             Inc. .......................       549,829
                                           ------------

            Industrial Machinery/Components (0.3%)
   3,031    Cincinnati Milacron, Inc. ...        58,726
   3,346    General Signal Corp. ........       122,965
   3,666    Harnischfeger Industries,
             Inc. .......................        58,885
  19,166    Illinois Tool Works Inc. ....       928,353
  12,694    Ingersoll-Rand Co. ..........       504,586
                                           ------------
                                              1,673,515
                                           ------------
            Industrial Specialties (0.2%)
  17,799    Corning, Inc. ...............       438,300
   9,875    Ecolab, Inc. ................       274,648
   3,360    Millipore Corp. .............        72,870
   9,517    Pall Corp. ..................       195,098
                                           ------------
                                                980,916
                                           ------------
            Insurance Brokers/Services (0.3%)
  12,935    AON Corp. ...................       809,246
  19,683    Marsh & McLennan Companies,
             Inc. .......................       954,625
                                           ------------
                                              1,763,871
                                           ------------
            Integrated Oil Companies (5.8%)
   7,009    Amerada Hess Corp. ..........       344,317
  73,599    Amoco Corp. .................     3,334,955
  24,610    Atlantic Richfield Co. ......     1,427,380
  50,162    Chevron Corp. ...............     3,715,123

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
 187,656    Exxon Corp.**................  $ 12,279,739
   3,661    Kerr-McGee Corp. ............       141,406
  59,928    Mobil Corp. .................     4,142,523
   3,657    Pennzoil Co. ................       130,738
  20,022    Phillips Petroleum Co. ......       817,148
 164,455    Royal Dutch Petroleum Co.
             (ADR) (Netherlands).........     6,537,086
  41,501    Texaco, Inc. ................     2,305,899
  18,512    Unocal Corp. ................       579,657
                                           ------------
                                             35,755,971
                                           ------------
            Investment Bankers/Brokers/ Services (0.9%)
   8,724    Bear Stearns Companies,
             Inc. .......................       322,243
   9,091    Lehman Brothers Holdings,
             Inc. .......................       357,958
  26,536    Merrill Lynch & Co., Inc. ...     1,751,376
  46,017    Morgan Stanley Dean Witter &
             Co. (Note 4)................     2,671,862
  20,471    Schwab (Charles) Corp. ......       611,571
                                           ------------
                                              5,715,010
                                           ------------
            Investment Managers (0.1%)
  19,401    Franklin Resources, Inc. ....       625,682
                                           ------------

            Life Insurance (0.5%)
  19,456    American General Corp. ......     1,250,048
  23,759    Conseco, Inc. ...............       656,342
   8,159    Jefferson-Pilot Corp. .......       463,023
  14,986    SunAmerica Inc. .............       928,195
                                           ------------
                                              3,297,608
                                           ------------
            Major Banks (6.8%)
  53,824    Banc One Corp. ..............     2,045,312
  57,658    Bank of New York Co.,
             Inc. .......................     1,394,603
  52,359    BankAmerica Corp. ...........     3,354,248
  22,526    BankBoston Corp. ............       803,897
   7,515    Bankers Trust New York
             Corp. ......................       558,458
  21,658    BB&T Corp. ..................       610,485
  65,455    Chase Manhattan Corp. .......     3,469,115
  34,629    Citicorp.....................     3,744,261
  12,012    Comerica, Inc. ..............       627,627
  22,025    First Chicago NBD Corp. .....     1,395,834
  74,320    First Union Corp. ...........     3,604,520
  21,794    Fleet Financial Group,
             Inc. .......................     1,428,869
  16,226    Huntington Bancshares,
             Inc. .......................       369,141
  33,751    KeyCorp......................       860,650
  19,957    Mellon Bank Corp. ...........     1,037,764
  13,684    Morgan (J.P.) & Co., Inc. ...     1,272,612

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
  25,172    National City Corp. .........  $  1,478,855
  73,465    NationsBank Corp. ...........     4,187,505
  58,041    Norwest Corp. ...............     1,726,720
  23,070    PNC Bank Corp. ..............       992,010
   8,284    Republic New York Corp. .....       341,715
  12,365    State Street Corp. ..........       643,753
  16,191    SunTrust Banks, Inc. ........       906,696
  56,977    U.S. Bancorp.................     1,944,340
  15,809    Wachovia Corp. ..............     1,158,997
   6,545    Wells Fargo & Co. ...........     1,844,872
                                           ------------
                                             41,802,859
                                           ------------
            Major Chemicals (1.6%)
  17,265    Dow Chemical Co. ............     1,346,670
  86,550    Du Pont (E.I.) de Nemours
             & Co., Inc. ................     4,992,853
   6,068    Eastman Chemical Co. ........       312,881
   7,278    Hercules, Inc. ..............       186,044
  45,935    Monsanto Co. ................     2,512,070
   4,653    Rohm & Haas Co. .............       401,612
  10,445    Union Carbide Corp. .........       419,758
                                           ------------
                                             10,171,888
                                           ------------
            Major Pharmaceuticals (9.9%)
 118,385    Abbott Laboratories..........     4,557,823
 100,670    American Home Products
             Corp. ......................     5,046,084
  21,554    Baxter International,
             Inc. .......................     1,147,751
  76,334    Bristol-Myers Squibb Co. ....     7,471,190
 103,129    Johnson & Johnson............     7,115,901
  84,934    Lilly (Eli) & Co. ...........     5,563,177
  91,669    Merck & Co., Inc.**..........    10,627,875
 100,134    Pfizer, Inc. ................     9,312,462
  38,960    Pharmacia & Upjohn, Inc. ....     1,619,275
  56,269    Schering-Plough Corp. .......     4,839,134
  62,851    Warner-Lambert Co. ..........     4,101,028
                                           ------------
                                             61,401,700
                                           ------------
            Major US Telecommunications (6.7%)
  21,025    ALLTEL Corp. ................       948,753
  84,402    Ameritech Corp. .............     3,977,444
 138,974    AT&T Corp. ..................     6,966,072
 119,060    Bell Atlantic Corp. .........     5,253,523
  75,934    BellSouth Corp. .............     5,206,225
  73,826    GTE Corp. ...................     3,691,300
  55,556    MCI Communications Corp. ....     2,777,800

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
 141,030    SBC Communications, Inc. ....  $  5,359,140
  33,020    Sprint Corp. ................     2,214,404
  38,469    U.S. West, Inc. .............     2,000,388
  79,155    WorldCom, Inc.*..............     3,235,461
                                           ------------
                                             41,630,510
                                           ------------
            Managed Health Care (0.1%)
  11,157    Aetna Inc. ..................       671,512
  12,765    Humana, Inc.*................       165,945
                                           ------------
                                                837,457
                                           ------------
            Manufacturing - Diversified
             Industries (0.0%)
   2,162    Aeroquip-Vickers, Inc. ......        87,156
                                           ------------

            Meat/Poultry/Fish (0.2%)
  36,845    ConAgra, Inc. ...............       911,914
                                           ------------

            Medical Electronics (0.3%)
  36,009    Medtronic, Inc. .............     1,849,962
                                           ------------

            Medical Specialties (0.6%)
   4,356    Bard (C.R.), Inc. ...........       142,659
   4,266    Bausch & Lomb, Inc. .........       180,505
  18,882    Becton, Dickinson & Co. .....       629,007
   8,586    Biomet, Inc. ................       230,749
  14,909    Boston Scientific Corp.*.....     1,032,448
  11,566    Guidant Corp. ...............       714,201
   5,611    Mallinckrodt Group, Inc. ....       128,352
   6,443    St. Jude Medical, Inc.*......       142,149
   5,879    United States Surgical
             Corp. ......................       234,793
                                           ------------
                                              3,434,863
                                           ------------

            Medical/Dental Distributors (0.2%)
  10,234    Cardinal Health, Inc. .......       895,475
                                           ------------

            Medical/Nursing Services (0.1%)
  32,291    HEALTHSOUTH Corp.*...........       611,511
                                           ------------
            Metals Fabrications (0.0%)
   4,764    Timken Co. ..................        86,645
                                           ------------

            Mid-Sized Banks (0.4%)
  20,162    Fifth Third Bancorp..........     1,072,366
  11,626    Mercantile Bancorporation,
             Inc. .......................       510,817
   8,553    Northern Trust Corp. ........       476,830
  20,174    Synovus Financial Corp. .....       366,915
                                           ------------
                                              2,426,928
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Military/Gov't/Technical (0.3%)
   3,483    EG & G, Inc. ................  $     81,633
   9,693    General Dynamics Corp. ......       461,023
  25,985    Raytheon Co. (Class B).......     1,185,566
                                           ------------
                                              1,728,222
                                           ------------
            Motor Vehicles (1.5%)
  49,506    Chrysler Corp. ..............     2,209,205
  93,030    Ford Motor Co. ..............     4,093,320
  51,261    General Motors Corp. ........     2,960,323
                                           ------------
                                              9,262,848
                                           ------------
            Movies/Entertainment (1.5%)
   5,608    King World Productions
             Inc.*.......................       117,768
  45,312    Time Warner, Inc. ...........     3,641,952
  27,351    Viacom, Inc. (Class B)*......     1,357,293
 156,855    Walt Disney Co. .............     4,303,709
                                           ------------
                                              9,420,722
                                           ------------
            Multi-line Insurance (1.9%)
  64,395    Allstate Corp. ..............     2,414,813
  80,488    American International Group,
             Inc. .......................     6,222,729
  16,517    CIGNA Corp. .................       961,083
  18,076    Hartford Financial Services
             Group Inc. .................       808,901
   7,704    Lincoln National Corp. ......       662,544
  10,829    Safeco Corp. ................       438,575
                                           ------------
                                             11,508,645
                                           ------------
            Multi-Sector Companies (0.4%)
   3,507    Crane Co. ...................       141,157
   8,820    Loews Corp. .................       744,188
   4,630    McDermott International,
             Inc. .......................        92,889
   3,254    National Service Industries,
             Inc. .......................       121,212
  13,011    Tenneco, Inc. ...............       412,286
  12,549    Textron, Inc. ...............       787,450
                                           ------------
                                              2,299,182
                                           ------------
            Natural Gas - Distribution (0.2%)
   7,348    Consolidated Natural Gas
             Co. ........................       321,934
   1,566    Eastern Enterprises..........        61,955
   3,679    Nicor Inc. ..................       142,791
   2,421    ONEOK, Inc. .................        72,781
   2,708    Peoples Energy Corp. ........        89,703
  18,351    Sempra Energy*...............       466,804
                                           ------------
                                              1,155,968
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Newspapers (0.5%)
  21,814    Gannett Co., Inc. ...........  $  1,287,026
   6,018    Knight-Ridder, Inc. .........       286,607
  14,699    New York Times Co. (Class
             A)..........................       426,271
   6,805    Times Mirror Co. (Class A)...       389,161
   9,364    Tribune Co. .................       603,393
                                           ------------
                                              2,992,458
                                           ------------
            Office Equipment & Supplies (0.6%)
   8,995    Avery Dennison Corp. ........       482,919
  20,981    Pitney Bowes, Inc. ..........     1,041,182
  25,174    Xerox Corp. .................     2,210,592
                                           ------------
                                              3,734,693
                                           ------------
            Oil & Gas Production (0.2%)
   9,206    Anardarko Petroleum Corp. ...       264,673
  13,582    Burlington Resources,
             Inc. .......................       401,518
   8,141    Oryx Energy Co.*.............       101,254
  19,256    Union Pacific Resources
             Group, Inc. ................       164,880
                                           ------------
                                                932,325
                                           ------------
            Oil Refining/Marketing (0.2%)
   5,827    Ashland, Inc. ...............       265,493
   7,194    Sun Co., Inc. ...............       237,852
  22,181    USX-Marathon Group...........       576,706
                                           ------------
                                              1,080,051
                                           ------------
            Oil/Gas Transmission (0.4%)
  16,294    Coastal Corp. ...............       423,644
   6,387    Columbia Gas System, Inc. ...       317,753
  25,193    Enron Corp. .................     1,065,979
   8,441    Sonat, Inc. .................       228,435
  32,516    Williams Companies, Inc. ....       747,868
                                           ------------
                                              2,783,679
                                           ------------
            Oilfield Services/Equipment (0.4%)
  24,363    Baker Hughes, Inc. ..........       444,625
  20,170    Halliburton Co. .............       535,766
  38,255    Schlumberger, Ltd. ..........     1,676,047
                                           ------------
                                              2,656,438
                                           ------------
            Other Consumer Services (0.3%)
   8,038    Block (H.&R.), Inc. .........       314,487
  65,286    Cendant Corp.*...............       754,869
  19,633    Service Corp.
             International...............       665,068
                                           ------------
                                              1,734,424
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Other Metals/Minerals (0.1%)
   3,042    ASARCO, Inc. ................  $     48,482
   7,183    Cyprus Amax Minerals Co. ....        65,994
  11,086    Engelhard Corp. .............       203,705
  13,875    Freeport-McMoran Copper &
             Gold, Inc. (Class B)........       161,297
  12,733    Inco Ltd. (Canada)...........       106,639
   4,499    Phelps Dodge Corp. ..........       201,330
                                           ------------
                                                787,447
                                           ------------
            Other Pharmaceuticals (0.0%)
   5,041    Allergan, Inc. ..............       238,187
                                           ------------

            Other Specialty Stores (0.1%)
  11,700    AutoZone, Inc.*..............       303,469
   4,868    Pep Boys-Manny, Moe & Jack...        71,499
  21,400    Toys 'R' Us, Inc.*...........       397,238
                                           ------------
                                                772,206
                                           ------------
            Other Transportation (0.0%)
  25,207    Laidlaw, Inc. (Canada).......       217,410
                                           ------------

            Package Goods/Cosmetics (2.6%)
  10,103    Avon Products, Inc. .........       635,226
   7,967    Clorox Co. ..................       768,318
  22,711    Colgate-Palmolive Co. .......     1,638,031
  86,160    Gillette Co. ................     3,543,330
   8,265    International Flavors &
             Fragrances Inc. ............       320,269
  42,729    Kimberly-Clark Corp. ........     1,629,043
 102,845    Procter & Gamble Co. ........     7,867,643
                                           ------------
                                             16,401,860
                                           ------------
            Packaged Foods (1.9%)
  22,148    Bestfoods....................     1,111,553
  34,830    Campbell Soup Co. ...........     1,754,561
  12,136    General Mills, Inc. .........       794,150
  28,046    Heinz (H.J.) Co. ............     1,495,202
  31,383    Kellogg Co. .................       957,182
  10,627    Quaker Oats Company (The)....       564,559
  24,297    Ralston-Ralston Purina
             Corp. ......................       639,315
  35,823    Sara Lee Corp. ..............     1,620,991
  49,097    Unilever N.V.
             (Netherlands)...............     3,111,522
                                           ------------
                                             12,049,035
                                           ------------
            Paints/Coatings (0.2%)
  13,603    PPG Industries, Inc. ........       691,202
  13,306    Sherwin-Williams Co. ........       317,681
                                           ------------
                                              1,008,883
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Paper (0.4%)
   4,319    Boise Cascade Corp. .........  $    105,546
   7,378    Champion International
             Corp. ......................       243,474
  16,904    Fort James Corp. ............       492,329
  23,582    International Paper Co. .....       872,534
   7,981    Mead Corp. ..................       218,480
   2,225    Potlatch Corp. ..............        73,147
   5,314    Union Camp Corp. ............       196,950
   7,781    Westvaco Corp. ..............       163,401
   8,543    Willamette Industries,
             Inc. .......................       210,371
                                           ------------
                                              2,576,232
                                           ------------
            Photographic Products (0.3%)
  24,749    Eastman Kodak Co. ...........     1,933,516
   3,402    Polaroid Corp. ..............        95,681
                                           ------------
                                              2,029,197
                                           ------------
            Precious Metals (0.1%)
  28,607    Barrick Gold Corp.
             (Canada)....................       371,891
  17,624    Battle Mountain Gold Co. ....        53,974
  16,195    Homestake Mining Co. ........       143,731
  12,004    Newmont Mining Corp. ........       164,305
  19,174    Placer Dome Inc. (Canada)....       154,590
                                           ------------
                                                888,491
                                           ------------
            Precision Instruments (0.0%)
   3,767    Perkin-Elmer Corp. ..........       218,015
   3,875    Tektronix, Inc. .............        58,852
                                           ------------
                                                276,867
                                           ------------
            Printing Forms (0.1%)
   6,199    Deluxe Corp. ................       179,771
  10,882    Donnelley (R.R.) & Sons
             Co. ........................       394,473
   6,784    Moore Corp. Ltd. (Canada)....        64,872
                                           ------------
                                                639,116
                                           ------------
            Private Issues (0.1%)
  13,131    Frontier Corp. ..............       398,854
                                           ------------

            Property - Casualty Insurance (0.6%)
  12,892    Chubb Corp. .................       805,750
  12,790    Cincinnati Financial
             Corp. ......................       430,064
   5,868    General Re Corp. ............     1,217,610
   5,561    Progressive Corp. ...........       541,850
  17,991    St. Paul Companies, Inc. ....       549,850
                                           ------------
                                              3,545,124
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Railroads (0.5%)
  12,086    Burlington Northern Santa Fe
             Corp. ......................  $  1,124,753
  16,803    CSX Corp. ...................       634,313
  29,048    Norfolk Southern Corp. ......       818,791
  18,966    Union Pacific Corp. .........       755,084
                                           ------------
                                              3,332,941
                                           ------------
            Recreational Products/Toys (0.2%)
   7,627    Brunswick Corp. .............       113,928
  10,189    Hasbro, Inc. ................       319,043
  22,511    Mattel, Inc. ................       728,794
                                           ------------
                                              1,161,765
                                           ------------
            Rental/Leasing Companies (0.0%)
   5,700    Ryder System, Inc. ..........       134,306
                                           ------------

            Restaurants (0.6%)
  10,948    Darden Restaurants, Inc. ....       169,694
  52,721    McDonald's Corp. ............     2,955,671
  11,680    TRICON Global Restaurants,
             Inc.*.......................       432,890
  10,069    Wendy's International,
             Inc. .......................       202,009
                                           ------------
                                              3,760,264
                                           ------------
            Savings & Loan Associations (0.3%)
   8,417    Ahmanson (H.F.) & Co. .......       448,731
   4,393    Golden West Financial
             Corp. ......................       334,417
  29,687    Washington Mutual, Inc. .....       949,984
                                           ------------
                                              1,733,132
                                           ------------
            Semiconductors (1.8%)
  10,995    Advanced Micro Devices,
             Inc.*.......................       144,997
 130,077    Intel Corp. .................     9,259,856
  10,795    LSI Logic Corp.*.............       132,239
  16,316    Micron Technology, Inc.*.....       371,189
  12,596    National Semiconductor
             Corp.*......................       114,939
  29,951    Texas Instruments, Inc. .....     1,428,288
                                           ------------
                                             11,451,508
                                           ------------
            Services to the Health Industry (0.3%)
  32,953    HBO & Co. ...................       700,251
  12,490    IMS Health Inc. .............       686,950
   2,018    Shared Medical Systems
             Corp. ......................       107,711
  14,779    United Healthcare Corp. .....       533,891
                                           ------------
                                              2,028,803
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Shoe Manufacturing (0.1%)
  22,067    Nike, Inc. (Class B).........  $    765,449
   4,320    Reebok International Ltd.
             (United Kingdom)*...........        69,930
                                           ------------
                                                835,379
                                           ------------
            Soft Drinks (2.5%)
 189,386    Coca Cola Co.**..............    12,333,763
 114,353    PepsiCo, Inc. ...............     3,166,149
                                           ------------
                                             15,499,912
                                           ------------
            Specialty Chemicals (0.3%)
  17,964    Air Products & Chemicals,
             Inc. .......................       549,025
   5,592    Goodrich (B.F.) Co. .........       151,334
   5,821    Grace (W. R.) & Co. .........        74,945
   4,528    Great Lakes Chemical
             Corp. ......................       177,158
   9,998    Morton International,
             Inc. .......................       222,456
   5,077    Nalco Chemical Co. ..........       146,916
  12,103    Praxair, Inc. ...............       434,195
   7,713    Sigma-Aldrich Corp. .........       214,036
                                           ------------
                                              1,970,065
                                           ------------
            Specialty Foods/Candy (0.2%)
  10,978    Hershey Foods Corp. .........       768,460
   8,913    Wrigley (Wm.) Jr. Co. (Class
             A)..........................       690,758
                                           ------------
                                              1,459,218
                                           ------------
            Specialty Insurers (0.1%)
   7,488    MBIA, Inc. ..................       420,264
   8,750    MGIC Investment Corp. .......       363,125
                                           ------------
                                                783,389
                                           ------------
            Specialty Steel (0.0%)
   6,753    Nucor Corp. .................       242,686
                                           ------------

            Steel/Iron Ore (0.1%)
   8,271    Armco, Inc.*.................        34,118
   9,839    Bethlehem Steel Corp.*.......        70,718
   6,659    USX-U.S. Steel Group,
             Inc. .......................       139,423
   7,419    Worthington Industries,
             Inc. .......................        96,447
                                           ------------
                                                340,706
                                           ------------
            Telecommunication Equipment (2.0%)
   6,791    Andrew Corp.*................       100,592
  11,514    General Instrument Corp.*....       228,841
 100,621    Lucent Technologies Inc. ....     7,131,513
  45,838    Motorola, Inc. ..............     1,973,899
  50,131    Northern Telecom Ltd.
             (Canada)....................     2,393,765

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
   6,046    Scientific-Atlanta, Inc. ....  $    106,939
  14,832    Tellabs, Inc.*...............       626,652
                                           ------------
                                             12,562,201
                                           ------------
            Textiles (0.0%)
   1,463    Springs Industries, Inc.
             (Class A)...................        48,370
                                           ------------

            Tobacco (1.3%)
 186,320    Philip Morris Companies,
             Inc. .......................     7,743,925
  14,237    UST, Inc. ...................       371,942
                                           ------------
                                              8,115,867
                                           ------------
            Tools/Hardware (0.1%)
   7,286    Black & Decker Corp. ........       303,280
   1,842    Briggs & Stratton Corp. .....        67,809
   4,540    Snap-On, Inc. ...............       119,175
   6,807    Stanley Works................       268,026
                                           ------------
                                                758,290
                                           ------------
            Utilities - Electric (0.1%)
  10,524    Ameren Corp. ................       416,356
                                           ------------

            Wholesale Distributor (0.1%)
   7,496    Grainger (W.W.), Inc. .......       293,750
  10,385    IKON Office Solutions,
             Inc. .......................        57,767
                                           ------------
                                                351,517
                                           ------------
            TOTAL COMMON STOCKS
            (Identified Cost
             $617,607,234)...............   586,546,412
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
--------
            SHORT-TERM INVESTMENTS (5.0%)
            U.S. GOVERNMENT AGENCIES (a) (5.0%)
$ 30,800    Federal Home Loan Mortgage
             Corp. 5.70% due 09/01/98
             (Identified Cost
             $30,800,000)................    30,800,000
                                           ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------

            REPURCHASE AGREEMENT (0.0%)
$    245    The Bank of New York 5.75%
             due 09/01/98 (dated
             08/31/98; proceeds
             $245,222)(b)
             (Identified Cost
             $245,182)...................  $    245,182
                                           ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost
             $31,045,182)................    31,045,182
                                           ------------


TOTAL INVESTMENTS
(Identified Cost $648,652,416)
(c).............................   99.6%  $617,591,594


OTHER ASSETS IN EXCESS OF
LIABILITIES.....................    0.4      2,391,806
                                   ----   ------------


NET ASSETS......................  100.0%  $619,983,400
                                  =====   ============


---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
** Some or all of these securities are segregated in connection with open futures contracts.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $191,295 U.S. Treasury Bond
     7.875% due 02/15/21 valued at $250,086.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $34,245,812 and the aggregate gross unrealized depreciation is $65,306,634, resulting in net unrealized depreciation of $31,060,822.

FUTURES CONTRACTS OPEN AT AUGUST 31, 1998:

                            UNDERLYING
            DESCRIPTION,       FACE
NUMBER OF  DELIVERY YEAR,     AMOUNT      UNREALIZED
CONTRACTS    AND MONTH       AT VALUE      GAIN/LOSS
-----------------------------------------------------
 128        S&P 500 Index   $30,528,000   $(3,976,852)
                Sept/1998

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998
ASSETS:
Investments in securities, at value
 (identified cost $648,652,416)..........  $617,591,594
Receivable for:
    Shares of beneficial interest sold...     9,108,591
    Dividends............................       980,846
    Investments sold.....................       419,109
Receivable from affiliate................        93,948
Deferred organizational expenses.........        55,635
Prepaid expenses and other assets........       151,145
                                           ------------
    TOTAL ASSETS.........................   628,400,868
                                           ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest
     repurchased.........................     4,029,393
    Variation margin on futures
     contracts...........................     2,385,313
    Investments purchased................       947,494
    Plan of distribution fee.............       539,486
    Investment management fee............       134,751
Accrued expenses and other payables......       381,031
                                           ------------
    TOTAL LIABILITIES....................     8,417,468
                                           ------------
    NET ASSETS...........................  $619,983,400
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................  $654,925,631
Net unrealized depreciation..............   (35,037,674)
Undistributed net investment income......       825,469
Net realized loss........................      (730,026)
                                           ------------
    NET ASSETS...........................  $619,983,400
                                           ============
CLASS A SHARES:
Net Assets...............................   $28,718,548
Shares Outstanding (unlimited authorized,
 $.01 par value).........................     2,820,351
    NET ASSET VALUE PER SHARE............        $10.18
                                           ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value)........................        $10.74
                                           ============
CLASS B SHARES:
Net Assets...............................  $536,348,884
Shares Outstanding (unlimited authorized,
 $.01 par value).........................    52,958,394
    NET ASSET VALUE PER SHARE............        $10.13
                                           ============
CLASS C SHARES:
Net Assets...............................   $40,730,073
Shares Outstanding (unlimited authorized,
 $.01 par value).........................     4,021,274
    NET ASSET VALUE PER SHARE............        $10.13
                                           ============
CLASS D SHARES:
Net Assets...............................   $14,185,895
Shares Outstanding (unlimited authorized,
 $.01 par value).........................     1,390,503
    NET ASSET VALUE PER SHARE............        $10.20
                                           ============

STATEMENT OF OPERATIONS
For the period September 26, 1997*
 through August 31, 1998
NET INVESTMENT INCOME:
INCOME
Dividends (net of $29,061 foreign
 withholding tax)........................  $ 6,069,179
Interest.................................      870,606
                                           -----------

    TOTAL INCOME.........................    6,939,785
                                           -----------

EXPENSES
Plan of distribution fee (Class A
 shares).................................       45,470
Plan of distribution fee (Class B
 shares).................................    3,648,993
Plan of distribution fee (Class C
 shares).................................      258,271
Investment management fee................    1,676,190
Transfer agent fees and expenses.........      429,209
Registration fees........................      295,214
Custodian fees...........................      132,521
Professional fees........................       42,058
S&P license fees.........................       41,905
Shareholder reports and notices..........       31,176
Organizational expenses..................       12,726
Trustees' fees and expenses..............       11,479
Other....................................        6,740
                                           -----------

    TOTAL EXPENSES.......................    6,631,952

Less: amounts waived/reimbursed..........     (583,981)
                                           -----------

    NET EXPENSES.........................    6,047,971
                                           -----------

    NET INVESTMENT INCOME................      891,814
                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments..........................       68,639
    Futures contracts....................     (798,665)
                                           -----------
    NET LOSS.............................     (730,026)
                                           -----------
Net unrealized depreciation on:
    Investments..........................  (31,060,822)
    Futures contracts....................   (3,976,852)
                                           -----------
    NET DEPRECIATION.....................  (35,037,674)
                                           -----------
    NET LOSS.............................  (35,767,700)
                                           -----------
NET DECREASE............................. ($34,875,886)
                                           ===========

---------------------

* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                                FOR THE PERIOD
                                                              SEPTEMBER 26, 1997*
                                                                    THROUGH
                                                                AUGUST 31, 1998
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................      $   891,814
Net realized loss...........................................         (730,026)
Net unrealized depreciation.................................      (35,037,674)
                                                                  -----------

    NET DECREASE............................................      (34,875,886)
                                                                  -----------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares..............................................          (32,194)
Class B shares..............................................         (218,934)
Class C shares..............................................          (12,314)
Class D shares..............................................          (36,579)
                                                                  -----------

    TOTAL DIVIDENDS.........................................         (300,021)
                                                                  -----------

Net increase from transactions in shares of beneficial
 interest...................................................      655,059,307
                                                                  -----------

    NET INCREASE............................................      619,883,400

NET ASSETS:

Beginning of period.........................................          100,000
                                                                  -----------

    END OF PERIOD
    (Including undistributed net investment income of
    $825,469)...............................................     $619,983,400
                                                                  ===========

---------------------

* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS August 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter S&P 500 Index Fund (the "Fund"), formerly Dean Witter S&P 500 Index Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and had no other operations other than those relating to organizational matters and the issuance 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (The "Investment Manager"), formerly Dean Witter InterCapital Inc., to effect the Fund's initial capitalization. The Fund commenced operations on September 26, 1997.

The Fund offers four classes of shares. Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a market-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $68,000 and was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

The Investment Manager has agreed to assume all operating expenses (except for Plan of Distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

(iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $23,605,509 at August 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the period ended August 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the period ended August 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $17,842, $689,099 and $24,054, respectively and received $297,370 in

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the period ended August 31, 1998 aggregated $621,244,544 and $3,705,941, respectively. Included in the aforementioned are purchases of U.S. Government securities of $6,481,356 and purchases of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager, of $2,970,358.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE PERIOD
                                                                 SEPTEMBER 26, 1997*
                                                                       THROUGH
                                                                   AUGUST 31, 1998
                                                              -------------------------
                                                                SHARES        AMOUNT
                                                              ----------   ------------
CLASS A SHARES
Sold........................................................   4,387,871   $ 48,070,798
Reinvestment of dividends...................................       2,992         30,640
Redeemed....................................................  (1,573,012)   (17,786,190)
                                                              ----------   ------------
Net increase - Class A......................................   2,817,851     30,315,248
                                                              ----------   ------------
CLASS B SHARES
Sold........................................................  59,465,374    638,937,231
Reinvestment of dividends...................................      19,651        201,231
Redeemed....................................................  (6,529,131)   (73,134,069)
                                                              ----------   ------------
Net increase - Class B......................................  52,955,894    566,004,393
                                                              ----------   ------------
CLASS C SHARES
Sold........................................................   4,702,373     51,244,820
Reinvestment of dividends...................................       1,134         11,618
Redeemed....................................................    (684,733)    (7,711,458)
                                                              ----------   ------------
Net increase - Class C......................................   4,018,774     43,544,980
                                                              ----------   ------------
CLASS D SHARES
Sold........................................................   2,826,399     30,380,237
Reinvestment of dividends...................................         190          1,940
Redeemed....................................................  (1,438,586)   (15,187,491)
                                                              ----------   ------------
Net increase - Class D......................................   1,388,003     15,194,686
                                                              ----------   ------------
Net increase in Fund........................................  61,180,522   $655,059,307
                                                              ==========   ============

---------------------
* Commencement of operations.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

6. FEDERAL INCOME TAX STATUS

At August 31, 1998, the Fund had a net capital loss carryover of approximately $289,000 which will be available through August 31, 2006 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $4,325,000 during the fiscal 1998.

At August 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and the mark-to-market of open futures contracts and permanent book/tax differences attributable to nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and undistributed net investment income was credited $233,676.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At August 31, 1998, the Fund had outstanding futures contracts.

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                               FOR THE PERIOD SEPTEMBER 26, 1997*
                                                                    THROUGH AUGUST 31, 1998++
                                                              -------------------------------------
                                                              CLASS A   CLASS B   CLASS C   CLASS D
                                                              SHARES    SHARES    SHARES    SHARES
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................  $10.00    $10.00    $10.00    $10.00
                                                              ------    ------    ------    ------
Net investment income.......................................    0.10      0.02      0.02      0.12
Net realized and unrealized gain............................    0.11      0.12      0.12      0.11
                                                              ------    ------    ------    ------
Total from investment operations............................    0.21      0.14      0.14      0.23
                                                              ------    ------    ------    ------
Less dividends from net investment income...................   (0.03)    (0.01)    (0.01)    (0.03)
                                                              ------    ------    ------    ------
Net asset value, end of period..............................  $10.18    $10.13    $10.13    $10.20
                                                              ======    ======    ======    ======

TOTAL INVESTMENT RETURN+(1).................................    2.05%     1.38%     1.37%     2.30%

RATIOS TO AVERAGE NET ASSETS(2)(3)(4):
Expenses....................................................    0.75%     1.50%     1.50%     0.50%
Net investment income.......................................    0.91%     0.16%     0.16%     1.16%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..................... $28,719  $536,349   $40,730   $14,186
Portfolio turnover rate (1).................................       1%        1%        1%        1%

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and the net investment income ratios would have been 0.89% and 0.77%, respectively, for Class A shares, 1.64% and 0.02%, respectively, for Class B shares, 1.64% and 0.02%, respectively, for Class C shares and 0.64% and 1.02%, respectively, for Class D shares.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER S&P 500 INDEX FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter S&P 500 Index Fund (the "Fund"), formerly Dean Witter S&P 500 Index Fund, at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period September 26, 1997 (commencement of operations) through August 31, 1998 in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
October 12, 1998
      --------------------------------------------------------------------

                      1998 FEDERAL TAX NOTICE (unaudited)

         During the fiscal year ended August 31, 1998, 100% of the income dividends qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Kenton J. Hinchliffe
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
S&P 500
INDEX FUND


[PHOTO]

ANNUAL REPORT
AUGUST 31, 1998